THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ X ]; Amendment Number:  3
  This Amendment (Check only one.):        [   ]      is a restatement.
                                           [ X ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number:    28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc D. Hamburg
Title:   Vice President
Phone:   402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE                          February 14, 2003
-----------------------------     ------------------------------     -----------------
[Signature]                       [City, State]                      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
28- 5194                   General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    6
                                              ---------

Form 13F Information Table Entry Total:               2
                                              ---------

Form 13F Information Table Value Total:        $380,482
                                              ---------
                                              (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.      FORM 13F FILE NUMBER      NAME
     ---      --------------------      ----
      1.      28-554                    Buffett, Warren E.
      2.      28-852                    GEICO Corp.
      3.      28-101                    Government Employees Ins. Corp.
      4.      28-718                    National Indemnity Co.
      5.      28-717                    OBH Inc.
      6.      28-2740                   Plaza Investment Managers

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2001

                                                                            Column 6
                                               Column 4    Column 5   Investment Discretion                     Column 8
                                                                      ---------------------
                       Column 2   Column 3      Market     Shares or          (b)        (c)   Column 7     Voting Authority
                                                                                                            ----------------
Column 1               Title of    CUSIP        Value      Principal (a)     Shared-   Shared-  Other     (a)      (b)    (c)
Name of Issuer          Class      Number   (In Thousands)  Amount   Sole    Defined    Other  Managers   Sole    Shared  None
--------------          -----      ------   --------------  ------   ----    -------    -----  --------   ----    ------  ----
First Data Corporation   Com    319963 10 4       313,800  4,000,000             X             1, 2, 3, 4,000,000
                                                                                               4, 5, 6
                                                   66,682    850,000             X             1, 2, 4,   850,000
                                                                                               5, 6
                                                ---------
                                                $ 380,482
                                                =========